Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	Sep. 24, 2012
Invesco Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO CONSERVATIVE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 27%-37% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 50%-60% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 10%-15% of its total assets in alternative asset classes and investment strategies which may include commodities.

      In complying with their investment policies, certain underlying funds may also invest in synthetic securities that have economic characteristics similar to an underlying fund’s direct investments.

      Approximately 15%-20% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 3%-5% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

      In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.

      The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.

      Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

		The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated exchange-traded funds. An exchange-traded fund is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. Exchange-traded funds experience price changes throughout the day as they are bought and sold.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risk of investing in the Fund is that the Fund’s performance depends on the performance of the multiple underlying funds in which it invests, and it is subject to the risks of the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, which may cause the Fund to withdraw its investments therein at a disadvantageous time. The principal risks of investing in the underlying funds, and therefore the Fund, are:

      Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

      Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.

      Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

      Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

      Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

      Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.

      Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

      Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

      Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. An underlying fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while an underlying fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

      Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

      Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

      Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. Exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.

      Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

      Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

      Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

      High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

      Indexing Risk. Unlike many investment companies, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying exchange-traded funds. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index.

      Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

      Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

      Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

      Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

      Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

      Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

      Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.

      Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

      Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.

      Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

      Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

      Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

      Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

      Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of Invesco Balanced-Risk Allocation Fund, an underlying fund, from certain commodity-linked derivatives was treated as non-qualifying income, Invesco Balanced-Risk Allocation Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. Invesco Balanced-Risk Allocation Fund has received private letter rulings from the Internal Revenue Service confirming that income derived from its investments in the Subsidiary and a form of commodity-linked note constitutes qualifying income to Invesco Balanced-Risk Allocation Fund. However, the Internal Revenue Service has suspended issuance of any further private letter rulings pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of Invesco Balanced-Risk Allocation Fund’s use of commodity-linked notes, or the Subsidiary, it could limit its ability to pursue its investment strategy. In this event, Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or fund liquidation. Invesco Balanced-Risk Allocation Fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.

		U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class R5 shares year-to-date (ended June 30, 2012): 5.51% Best Quarter (ended September 30, 2009): 9.49% Worst Quarter (ended December 31, 2008): -10.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Conservative Allocation Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
2006	rr_AnnualReturn2006	8.41%
2007	rr_AnnualReturn2007	6.51%
2008	rr_AnnualReturn2008	(20.87%)
2009	rr_AnnualReturn2009	17.48%
2010	rr_AnnualReturn2010	9.57%
2011	rr_AnnualReturn2011	4.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class R5 shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.02%)
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Invesco Conservative Allocation Fund | Return After Taxes on Distributions | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	1.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Invesco Conservative Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.73%
5 Years	rr_AverageAnnualReturnYear05	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Invesco Conservative Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2005
Invesco Conservative Allocation Fund | Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.83%
5 Years	rr_AverageAnnualReturnYear05	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2005
Invesco Conservative Allocation Fund | Lipper Mixed-Asset Target Allocation Conservative Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.53%
5 Years	rr_AverageAnnualReturnYear05	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2005

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through June 30, 2012 to waive the advisory fee and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) to 0.14% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. The expense limit terminated on June 30, 2012.